Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous Assets [Abstract]
Summary of Other Assets

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Spare parts	$1,776	$2,059
Refundable deposits	2,083	1,860
Other financial assets	1,000	1,000
Others	2,288	2,800
	$7,147	$7,719
Current
Spare parts	$1,776	$2,059
Others	346	124
	$2,122	$2,183
Noncurrent
Refundable deposits	$2,083	$1,860
Other financial assets	1,000	1,000
Others	1,942	2,676
	$5,025	$5,536